Note 4 - Borrowings (Details)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended					0 Months Ended							0 Months Ended																						0 Months Ended					0 Months Ended					0 Months Ended									0 Months Ended							0 Months Ended					0 Months Ended						0 Months Ended						0 Months Ended					0 Months Ended				0 Months Ended				0 Months Ended				0 Months Ended
	Jun. 10, 2013 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 15, 2008 Vision Capital Partners [Member]	Mar. 31, 2014 Vision Capital Partners [Member] USD ($)	Dec. 31, 2013 Vision Capital Partners [Member] USD ($)	Dec. 31, 2012 Vision Capital Partners [Member] USD ($)	Aug. 15, 2008 Vision Capital Partners [Member] USD ($)	Aug. 19, 2013 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member]	Feb. 12, 2013 Chief Financial Officer [Member] USD ($)	Aug. 15, 2012 Chief Financial Officer [Member] USD ($)	Mar. 31, 2014 Chief Financial Officer [Member] USD ($)	Dec. 31, 2013 Chief Financial Officer [Member] USD ($)	May 01, 2013 Chief Financial Officer [Member] CAD	Apr. 22, 2013 Principal [Member] Profit Consultants Promissory Note [Member] USD ($)	Jul. 15, 2012 Principal [Member] Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Mar. 04, 2013 Principal [Member] Sylvain McMahon Promissory Note [Member] USD ($)	Sep. 15, 2012 Principal [Member] Mario Nadeau Promissory Note [Member] USD ($)	May 09, 2013 Principal [Member] Eastveld Realties Promissory Note [Member] USD ($)	May 09, 2013 Principal [Member] Jay Kar Financial Promissory Note [Member] USD ($)	Apr. 22, 2013 Accrued Interest [Member] Profit Consultants Promissory Note [Member] USD ($)	Jul. 15, 2012 Accrued Interest [Member] Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Mar. 04, 2013 Accrued Interest [Member] Sylvain McMahon Promissory Note [Member] USD ($)	Sep. 15, 2012 Accrued Interest [Member] Mario Nadeau Promissory Note [Member] USD ($)	May 09, 2013 Accrued Interest [Member] Eastveld Realties Promissory Note [Member] USD ($)	May 09, 2013 Accrued Interest [Member] Jay Kar Financial Promissory Note [Member] USD ($)	Sep. 15, 2012 Principal [Member] Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2012 Principal [Member] Mario Nadeau Promissory Note #2 [Member] USD ($)	Sep. 15, 2012 Accrued Interest [Member] Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2012 Accrued Interest [Member] Mario Nadeau Promissory Note #2 [Member] USD ($)	Apr. 22, 2013 Profit Consultants Promissory Note [Member] USD ($)	Oct. 22, 2012 Profit Consultants Promissory Note [Member] USD ($)	Apr. 25, 2008 Profit Consultants Promissory Note [Member]	Dec. 31, 2013 Profit Consultants Promissory Note [Member] USD ($)	Dec. 31, 2012 Profit Consultants Promissory Note [Member] USD ($)	Apr. 25, 2008 Profit Consultants Promissory Note [Member] USD ($)	Jul. 15, 2012 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Jul. 10, 2008 Clean Energy Funding, Inc. Promissory Note [Member]	Dec. 31, 2013 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Dec. 31, 2012 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Jul. 10, 2008 Clean Energy Funding, Inc. Promissory Note [Member] USD ($)	Oct. 01, 2008 Howard Stupp Promissory Note [Member]	Mar. 31, 2014 Howard Stupp Promissory Note [Member] USD ($)	Dec. 31, 2013 Howard Stupp Promissory Note [Member] USD ($)	Dec. 31, 2012 Howard Stupp Promissory Note [Member] USD ($)	Oct. 01, 2008 Howard Stupp Promissory Note [Member] CAD	Mar. 04, 2013 Sylvain McMahon Promissory Note [Member] USD ($)	Sep. 15, 2012 Sylvain McMahon Promissory Note [Member] USD ($)	Nov. 04, 2009 Sylvain McMahon Promissory Note [Member]	May 15, 2009 Sylvain McMahon Promissory Note [Member]	Mar. 31, 2014 Sylvain McMahon Promissory Note [Member] USD ($)	Dec. 31, 2013 Sylvain McMahon Promissory Note [Member] USD ($)	Dec. 31, 2012 Sylvain McMahon Promissory Note [Member] USD ($)	Nov. 04, 2009 Sylvain McMahon Promissory Note [Member] CAD	May 15, 2009 Sylvain McMahon Promissory Note [Member] CAD	Sep. 15, 2012 Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2009 Mario Nadeau Promissory Note [Member]	Aug. 15, 2009 Mario Nadeau Promissory Note [Member]	Dec. 31, 2012 Mario Nadeau Promissory Note [Member] USD ($)	Aug. 15, 2012 Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2009 Mario Nadeau Promissory Note [Member] CAD	Aug. 15, 2009 Mario Nadeau Promissory Note [Member] USD ($)	Sep. 15, 2012 Mario Nadeau Promissory Note #2 [Member] USD ($)	Oct. 16, 2009 Mario Nadeau Promissory Note #2 [Member]	Aug. 15, 2009 Mario Nadeau Promissory Note #2 [Member] USD ($)	Dec. 31, 2012 Mario Nadeau Promissory Note #2 [Member] USD ($)	Oct. 16, 2009 Mario Nadeau Promissory Note #2 [Member] CAD	May 09, 2013 Eastveld Realties Promissory Note [Member] USD ($)	Oct. 14, 2009 Eastveld Realties Promissory Note [Member]	Mar. 31, 2014 Eastveld Realties Promissory Note [Member] USD ($)	Dec. 31, 2013 Eastveld Realties Promissory Note [Member] USD ($)	Dec. 31, 2012 Eastveld Realties Promissory Note [Member] USD ($)	Oct. 14, 2009 Eastveld Realties Promissory Note [Member] CAD	May 09, 2013 Jay Kar Financial Promissory Note [Member] USD ($)	Oct. 14, 2009 Jay Kar Financial Promissory Note [Member]	Mar. 31, 2014 Jay Kar Financial Promissory Note [Member] USD ($)	Dec. 31, 2013 Jay Kar Financial Promissory Note [Member] USD ($)	Dec. 31, 2012 Jay Kar Financial Promissory Note [Member] USD ($)	Oct. 14, 2009 Jay Kar Financial Promissory Note [Member] CAD	Feb. 22, 2014 7068778 Canada Promissory Note [member] USD ($)	Jan. 21, 2013 7068778 Canada Promissory Note [member]	Mar. 31, 2014 7068778 Canada Promissory Note [member] USD ($)	Dec. 31, 2013 7068778 Canada Promissory Note [member] USD ($)	Jan. 21, 2013 7068778 Canada Promissory Note [member] USD ($)	Apr. 01, 2013 7068778 Canada Promissory Note #2 [Member]	Mar. 31, 2014 7068778 Canada Promissory Note #2 [Member] USD ($)	Dec. 31, 2013 7068778 Canada Promissory Note #2 [Member] USD ($)	Apr. 01, 2013 7068778 Canada Promissory Note #2 [Member] USD ($)	Jul. 11, 2013 7068778 Canada Promissory Note #3 [Member]	Mar. 31, 2014 7068778 Canada Promissory Note #3 [Member] USD ($)	Dec. 31, 2013 7068778 Canada Promissory Note #3 [Member] USD ($)	Jul. 11, 2013 7068778 Canada Promissory Note #3 [Member] USD ($)	Nov. 01, 2013 7068778 Canada Promissory Note #4 [Member] USD ($)	Mar. 31, 2014 7068778 Canada Promissory Note #4 [Member] USD ($)	Dec. 31, 2013 7068778 Canada Promissory Note #4 [Member] USD ($)	Nov. 01, 2013 7068778 Canada Promissory Note #4 [Member] USD ($)	Jan. 12, 2014 7068778 Canada Promissory Note #5 [Member]	Mar. 31, 2014 7068778 Canada Promissory Note #5 [Member] USD ($)	Jan. 12, 2014 7068778 Canada Promissory Note #5 [Member] USD ($)
Note 4 - Borrowings (Details) [Line Items]
Debt Instrument, Face Amount										$ 80,000							15,000																						$ 125,000					$ 145,000					45,000								20,000	30,000						25,000						25,000						16,220						5,000					$ 50,000				$ 75,000				$ 100,000				$ 100,000			$ 100,000
Debt Instrument, Term						1 year						1 year																								1 year					1 year				1 year							1 year	1 year							1 year							1 year					1 year						1 year						1 year				1 year				1 year				1 year				1 year
Debt Instrument, Interest Rate, Stated Percentage										7.50%							7.50%																						7.50%					7.50%					7.50%								7.50%	7.50%						7.50%						7.50%						7.50%						7.50%					7.50%				7.50%				7.50%				7.50%			7.50%
Interest Payable, Current		68,080		61,029	105,146		32,408	32,032	28,034						932	701																					0	44,922				0	0			16,791	16,579	14,428						0	0	12,644						0							0				0	0	3,576				0	0	1,103				3,707	3,308			5,084	3,944			4,884	3,298			2,825	1,168			1,449
Debt Conversion, Converted Instrument, Amount	50,000	69,373	63,567	219,623	100,000						60,000		50,000	50,000				69,713	145,000	50,000	50,000	16,220	5,000	48,851	48,643	13,567	11,252	4,055	1,250	25,000	25,000	5,700	5,701		55,287																								25,000																								40,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	6,250,000										4,800,000		9,600,000	10,000,000																				9,750,000	1,580,000					27,663,283										4,545,455	510,434								1,020,869							510,434					1,562,084						481,500						4,000,000
Stock Issued During Period, Value, Conversion of Convertible Securities		71,865		474,949	338,835																													292,500	79,000					204,708										127,273	27,638								55,127							27,638					42,176						13,001						71,865
Gains (Losses) on Extinguishment of Debt	(243,750)	(31,865)	(365,146)	(860,921)	(1,128,652)						(26,400)		(150,720)	(550,000)																				(173,936)	(23,713)					(11,065)										(63,706)	3,062								6,125							3,063					(19,574)						(6,033)						(10,000)
Debt Instrument, Convertible, Terms of Conversion Feature																																																												average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater							average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater					average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater						average bid price of the 5 days prior to the conversion notice, or $0.01, whichever is greater						average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater				average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater				average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater				average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater				average price of the 5 days prior to the conversion notice, or $0.01, whichever is greater
Debt Instrument, Description																																																													The beneficial conversion feature discount due to the conversion price of $0.079 being below the closing market price on September 15, 2009 of $0.09 by $0.011 provided a beneficial discount value of $2,954.
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																																															$ 0.079
Share Price (in Dollars per share)																																																																	$ 0.09
Debt Instrument, Convertible, Beneficial Conversion Feature		0	0	4,514	0																																																															2,954																												4,514
Amortization of Debt Discount (Premium)		1,113	0	720	0
Debt Instrument, Unamortized Discount		$ 2,806		$ 3,526	$ 0																																																																																												$ 2,681	$ 3,794